Equity (Tables)	9 Months Ended
Sep. 30, 2021
Stockholders' Equity Note [Abstract]
Schedule of stock-based compensation expenses
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
	U.S $ in thousands		U.S $ in thousands

Cost of revenues	$805	$524	$2,227	$1,370
Research and development, net	1,764	1,587	5,058	3,764
Selling, general and administrative	5,389	2,765	15,855	10,623
Total stock-based compensation expenses	$7,958	$4,876	$23,140	$15,757

Schedule of stock option activity
	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2021	2,102,529	$28.06
Granted	46,366	3.15
Exercised	(209,819)	20.05
Forfeited	(40,548)	41.82
Options outstanding as of September 30, 2021	1,898,528	28.04
Options exercisable as of September 30, 2021	1,569,587	$30.66

Schedule of RSUs and PSUs activity
	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2021	2,801,116	$21.08
Granted	1,272,386	33.91
Vested	(709,434)	21.88
Forfeited	(284,276)	21.98
Unvested as of September 30, 2021	3,079,792	$26.11

Schedule of accumulated other comprehensive income (loss)
	Nine Months Ended September 30, 2021
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2021	$(1,673)	$(7,173)	$(8,846)
Other comprehensive income before reclassifications	2,427	(2,105)	322
Amounts reclassified from accumulated other comprehensive loss	152	-	152
Other comprehensive income	2,579	(2,105)	474
Balance as of September 30, 2021	$906	$(9,278)	$(8,372)
	Nine Months Ended September 30, 2020
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2020	$(10)	$(7,706)	$(7,716)
Other comprehensive income (loss) before reclassifications	(299)	(611)	(910)
Amounts reclassified from accumulated other comprehensive loss	(663)	-	(663)
Other comprehensive income (loss)	(962)	(611)	(1,573)
Balance as of September 30, 2020	$(972)	$(8,317)	$(9,289)